MASSMUTUAL PREMIER FUNDS

Supplement dated December 3, 2010 to the

Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund on page 6 for the Short-Duration Bond Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	3.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.40%		.40%		.40%		.40%		.40%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%		.31%		.39%		.39%		.44%
Total Annual Fund Operating Expenses	.66%		.71%		.79%		1.04%		1.34%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.56%		.61%		.69%		.94%		1.24%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$57	$199	$355	$811
Class Y	$62	$214	$383	$871
Class L	$70	$240	$426	$966
Class A	$443	$657	$892	$1,565
Class N	$226	$412	$722	$1,602
Class N (no redemption)	$126	$412	$722	$1,602

The following information replaces similar information found under Fees and Expenses of the Fund on page 14 for the Core Bond Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.25%		.30%		.37%		.37%		.44%
Total Annual Fund Operating Expenses	.73%		.78%		.85%		1.10%		1.42%
Fee Waiver	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.60%		.65%		.72%		.97%		1.29%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$217	$390	$891
Class Y	$66	$233	$417	$951
Class L	$74	$255	$455	$1,034
Class A	$569	$793	$1,037	$1,738
Class N	$231	$433	$761	$1,688
Class N (no redemption)	$131	$433	$761	$1,688

The following information replaces similar information found under Fees and Expenses of the Fund on page 18 for the Diversified Bond Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.33%		.38%		.39%		.38%		.43%
Total Annual Fund Operating Expenses	.83%		.88%		.89%		1.13%		1.43%
Fee Waiver	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.71%		.76%		.77%		1.01%		1.31%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .12% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$250	$446	$1,011
Class Y	$78	$266	$473	$1,070
Class L	$79	$269	$478	$1,082
Class A	$573	$803	$1,054	$1,771
Class N	$233	$438	$767	$1,700
Class N (no redemption)	$133	$438	$767	$1,700

The following information replaces the information found under Portfolio Manager on page 25 for the High Yield Fund:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

The following information supplements the information found under Principal Investment Strategies on page 49 for the Main Street Fund:

The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information supplements the information found under Principal Risks on page 49 for the Main Street Fund:

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

The following information supplements the information found under Principal Investment Strategies on page 65 for the Main Street Small Cap Fund:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information supplements the information found under Principal Investment Strategies on page 69 for the Small Company Opportunities Fund:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information replaces similar information found under Fees and Expenses of the Fund on page 80 for the Focused International Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.90%		.90%		.90%		.90%		.90%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.28%		.38%		.53%		.53%		.68%
Total Annual Fund Operating Expenses	1.18%		1.28%		1.43%		1.68%		2.08%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	1.08%		1.18%		1.33%		1.58%		1.98%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$110	$362	$637	$1,421
Class Y	$120	$393	$690	$1,534
Class L	$135	$440	$770	$1,702
Class A	$726	$1,063	$1,424	$2,438
Class N	$301	$640	$1,107	$2,400
Class N (no redemption)	$201	$640	$1,107	$2,400

The following information replaces the information for Jill A. Fields on page 100 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Jill A. Fields

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund and is principally responsible for the day-to-day management of the high yield segment of the Diversified Bond Fund. Ms. Fields has over 24 years of industry experience and, prior to joining Babson Capital in 1997, was Director of Corporate Bond Research at The Hartford Life Insurance Group, where she was responsible for investment research, trading approval, and credit risk management.

Sean M. Feeley

is a Managing Director, Head of Babson Capital’s High Yield Research Team, and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Feeley, a Chartered Financial Analyst and Certified Public Accountant, has over 21 years of industry experience, and prior to joining Babson Capital in 2003, was employed by Cigna Investment Management in project finance and Credit Suisse in its leveraged finance group.

Scott D. Roth

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Roth, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2002, was employed by Webster Bank, was a high yield analyst at Times Square Capital Management, and was an underwriter at Chubb Insurance Company.

Jeffrey S. Stewart

is a Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Stewart, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2008, was employed as a managing director at Piper Jaffray, a senior research analyst at Wachovia Securities, and an equity analyst at Interstate Johnson Lane and J.C. Bradford.

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B3000M-10-06

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	3.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.40%		.40%		.40%		.40%		.40%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%		.31%		.39%		.39%		.44%
Total Annual Fund Operating Expenses	.66%		.71%		.79%		1.04%		1.34%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.56%		.61%		.69%		.94%		1.24%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$57	$199	$355	$811
Class Y	$62	$214	$383	$871
Class L	$70	$240	$426	$966
Class A	$443	$657	$892	$1,565
Class N	$226	$412	$722	$1,602
Class N (no redemption)	$126	$412	$722	$1,602

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.25%		.30%		.37%		.37%		.44%
Total Annual Fund Operating Expenses	.73%		.78%		.85%		1.10%		1.42%
Fee Waiver	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.60%		.65%		.72%		.97%		1.29%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$217	$390	$891
Class Y	$66	$233	$417	$951
Class L	$74	$255	$455	$1,034
Class A	$569	$793	$1,037	$1,738
Class N	$231	$433	$761	$1,688
Class N (no redemption)	$131	$433	$761	$1,688

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10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.33%		.38%		.39%		.38%		.43%
Total Annual Fund Operating Expenses	.83%		.88%		.89%		1.13%		1.43%
Fee Waiver	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.71%		.76%		.77%		1.01%		1.31%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .12% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$250	$446	$1,011
Class Y	$78	$266	$473	$1,070
Class L	$79	$269	$478	$1,082
Class A	$573	$803	$1,054	$1,771
Class N	$233	$438	$767	$1,700
Class N (no redemption)	$133	$438	$767	$1,700

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10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier High Yield Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the information found under Portfolio Manager:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements the information found under Principal Investment Strategies:

The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information supplements the information found under Principal Risks:

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Small Cap Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements the information found under Principal Investment Strategies:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

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10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Small Company Opportunities Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements the information found under Principal Investment Strategies:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Focused International Fund

Supplement dated December 3, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any existing supplements. It should be retained and read in conjunction with the Summary Prospectus and any existing supplements.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.90%		.90%		.90%		.90%		.90%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.28%		.38%		.53%		.53%		.68%
Total Annual Fund Operating Expenses	1.18%		1.28%		1.43%		1.68%		2.08%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	1.08%		1.18%		1.33%		1.58%		1.98%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$110	$362	$637	$1,421
Class Y	$120	$393	$690	$1,534
Class L	$135	$440	$770	$1,702
Class A	$726	$1,063	$1,424	$2,438
Class N	$301	$640	$1,107	$2,400
Class N (no redemption)	$201	$640	$1,107	$2,400

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10-02

MASSMUTUAL PREMIER FUNDS

Supplement dated December 3, 2010 to the

Statement of Additional Information dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for Jill Fields under Babson Capital Management LLC (“Babson Capital”) found on page 159 in the section titled Appendix C – Additional Portfolio Manager Information:

*	The table below reflects assets managed by the high yield investment team, including:

Jill Fields

Sean Feeley

Scott Roth

Jeffrey Stewart

	Assets	#Accounts
Registered Investment Cos	$661,214,267	4
Other Commingled Funds	$144,348,751	2
Other Accounts	$3,689,193,403	10

*	Data as of October 31, 2010. None of the accounts charge a performance-based fee.

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SAI B3000M-10-06